UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08327

Name of Fund: BlackRock Global Growth Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
Global Growth Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2011

Date of reporting period: 05/31/2011

Item 1 – Schedule of Investments

BlackRock Global Growth Fund, Inc.
Schedule of Investments May 31, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 1.4%
BHP Billiton Ltd.	38,900	$ 1,852,442
Newcrest Mining Ltd.	60,800	2,575,573
PanAust Ltd.	229,340	991,755
		5,419,770
Austria — 0.3%
Erste Bank der Oesterreichischen
Sparkassen AG	24,400	1,220,260
Belgium — 0.8%
Anheuser-Busch InBev NV	52,200	3,156,315
Brazil — 1.5%
BM&F BOVESPA SA	326,300	2,336,993
Banco Bradesco SA, Preference
Shares	187,000	3,662,367
		5,999,360
Canada — 3.5%
Bankers Petroleum Ltd. (a)	244,700	2,012,963
Canadian Natural Resources Ltd.	37,200	1,619,161
First Quantum Minerals Ltd.	15,700	2,135,142
Manulife Financial Corp.	120,500	2,147,943
Petrominerales Ltd.	65,900	2,219,453
Suncor Energy, Inc.	46,200	1,928,874
The Toronto-Dominion Bank	20,200	1,741,139
		13,804,675
China — 0.9%
China Merchants Bank Co., Ltd.	594,600	1,515,577
China Unicom Ltd.	851,000	1,886,267
Lentuo International, Inc. - ADR (a)	51,200	259,584
		3,661,428
Denmark — 0.7%
Carlsberg A/S	16,200	1,877,876
Pandora A/S	29,600	1,005,685
		2,883,561
France — 3.5%
BNP Paribas SA	23,600	1,849,183
Cie de Saint-Gobain SA	43,800	2,906,633
Groupe Danone	25,400	1,866,138
LVMH Moet Hennessy Louis
Vuitton SA	12,400	2,163,499
Technip SA	28,600	3,086,808
Unibail-Rodamco SE	7,500	1,696,399
		13,568,660
Germany — 8.8%
BASF SE	34,800	3,227,233
Bayer AG	24,600	2,021,752
Bayerische Motoren Werke AG	33,800	2,999,236
Continental AG	19,800	2,045,128
Deutsche Bank AG, Registered
Shares	43,600	2,609,921

Common Stocks	Shares	Value
Germany (concluded)
Fresenius Medical Care AG	44,400	$ 3,215,782
K+S AG	35,200	2,814,325
Kabel Deutschland Holding AG (a)	31,000	2,115,649
Merck KGaA	27,200	2,995,824
Metro AG	25,900	1,730,700
SAP AG - ADR	44,700	2,778,999
Siemens AG	23,300	3,125,086
Volkswagen AG, Preference Shares	16,506	2,941,132
		34,620,767
Hong Kong — 3.1%
AIA Group Ltd. (a)	850,400	3,004,606
China Construction Bank, Class H	2,899,800	2,739,136
China Resources Enterprise Ltd.	456,000	1,828,139
Hong Kong Exchanges and
Clearing Ltd.	85,200	1,911,879
Wharf Holdings Ltd.	348,300	2,565,752
		12,049,512
India — 0.7%
ICICI Bank Ltd.	110,800	2,667,680
Indonesia — 0.3%
Adaro Energy Tbk PT	3,658,300	1,050,139
Italy — 0.6%
Enel SpA	314,400	2,163,787
Japan — 8.2%
Bridgestone Corp.	119,000	2,714,239
Dena Co., Ltd.	43,600	1,551,103
Hino Motors Ltd.	404,400	2,226,125
ITOCHU Corp.	347,900	3,600,180
Japan Tobacco, Inc.	800	3,096,349
Komatsu Ltd.	43,800	1,315,370
Marubeni Corp.	294,700	2,065,784
Mitsubishi Chemical Holdings
Corp.	230,900	1,613,084
ORIX Corp.	19,800	1,898,166
SMC Corp.	13,200	2,123,903
Softbank Corp.	65,400	2,540,933
Sumitomo Electric Industries Ltd.	163,500	2,364,548
Sumitomo Heavy Industries Ltd.	525,900	3,656,719
Sumitomo Mitsui Financial Group,
Inc.	56,000	1,618,598
		32,385,101
Malaysia — 0.4%
CIMB Group Holdings Bhd	593,400	1,649,828
Mexico — 0.7%
Fomento Economico Mexicano, SA
de CV - ADR	25,700	1,591,601
Grupo Modelo SA	190,400	1,200,090
		2,791,691

1 BLACKROCK GLOBAL GROWTH FUND, INC.	MAY 31, 2011

BlackRock Global Growth Fund, Inc.
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Netherlands — 3.5%
Aegon NV (a)	256,100	$ 1,795,024
Akzo Nobel NV	36,900	2,673,096
Corio NV	14,900	1,023,702
ING Groep NV CVA (a)	146,200	1,772,431
Royal Dutch Shell Plc, Class A	157,400	5,619,382
Yandex NV (a)(b)	31,300	1,046,985
		13,930,620
Norway — 1.1%
DnB NOR ASA	120,900	1,823,995
Subsea 7 SA	90,700	2,419,708
		4,243,703
Russia — 0.8%
Lukoil - ADR	28,000	1,803,699
VimpelCom Ltd. - ADR	85,300	1,201,024
		3,004,723
Singapore — 0.3%
Straits Asia Resources Ltd.	462,100	1,139,105
South Africa — 0.4%
Naspers Ltd.	26,100	1,553,313
South Korea — 4.8%
Dongbu Insurance Co., Ltd.	58,200	2,775,489
GS Engineering & Construction
Corp.	23,000	2,470,177
Hyundai Engineering &
Construction Co., Ltd.	49,900	3,896,986
KT Corp. - ADR	91,200	1,661,664
Kia Motors Corp.	40,300	2,837,266
Samsung Electronics Co., Ltd.	4,200	3,521,301
Samsung Life Insurance Co., Ltd.	21,100	1,761,244
		18,924,127
Spain — 0.8%
Telefonica SA	136,700	3,324,291
Switzerland — 3.5%
Adecco SA, Registered Shares	49,900	3,407,510
Compagnie Financiere Richemont
SA	32,300	2,111,118
Julius Baer Group Ltd.	22,900	1,005,196
Roche Holding AG	20,200	3,556,653
UBS AG	62,100	1,194,944
Weatherford International Ltd. (a)	117,100	2,315,067
		13,590,488
Taiwan — 0.9%
First Financial Holding Co., Ltd.	2,195,000	1,892,549
Nan Ya Plastics Corp.	651,000	1,813,574
		3,706,123
Thailand — 1.2%
Bangkok Bank Pcl, Foreign Shares	336,700	1,818,273
Banpu Pcl	113,100	2,747,766
		4,566,039
United Kingdom — 6.7%
Afren Plc (a)	528,400	1,444,953
Antofagasta Plc	105,400	2,315,858

Common Stocks	Shares	Value
United Kingdom (concluded)
BG Group Plc	78,500	$ 1,822,701
Barclays Plc	604,700	2,763,718
Barratt Developments Plc (a)	77,100	144,317
Bellway Plc	32,400	396,571
Bwin.Party Digital Entertainment
Plc (a)	126,000	302,835
GlaxoSmithKline Plc	52,400	1,139,230
HSBC Holdings Plc	415,183	4,339,419
Kazakhmys Plc	55,300	1,201,896
Persimmon Plc	37,000	291,269
Taylor Wimpey Plc (a)	554,900	337,440
Tullow Oil Plc	64,800	1,441,835
Vodafone Group Plc - ADR	115,100	3,226,253
WPP Plc	92,400	1,152,581
Xstrata Plc	171,400	4,042,015
		26,362,891
United States — 38.9%
AT&T, Inc.	97,400	3,073,944
Accenture Plc	37,000	2,123,430
Alcoa, Inc.	107,200	1,802,032
Allergan, Inc.	34,000	2,812,820
American Electric Power Co., Inc.	71,000	2,712,200
Ameriprise Financial, Inc.	28,100	1,720,563
Apple, Inc. (a)	9,100	3,165,253
Applied Materials, Inc.	99,700	1,373,866
Arcos Dorados Holdings, Inc. (a)	30,700	698,425
Baxter International, Inc.	37,700	2,243,904
Boeing Co.	55,200	4,307,256
Broadcom Corp., Class A	42,900	1,543,542
CVS Caremark Corp.	58,500	2,263,365
Carnival Corp.	44,500	1,727,045
Citigroup, Inc.	87,920	3,617,908
Clorox Co.	20,200	1,423,696
Comcast Corp., Class A	146,800	3,705,232
Comerica, Inc.	44,000	1,588,840
ConAgra Foods, Inc.	75,900	1,930,137
Corning, Inc.	143,700	2,895,555
Covidien Plc	44,600	2,453,000
Darden Restaurants, Inc.	38,800	1,965,220
Dover Corp.	25,400	1,707,642
The Dow Chemical Co.	61,700	2,229,221
EMC Corp. (a)	74,900	2,132,403
eBay, Inc. (a)	96,200	2,998,554
Exxon Mobil Corp.	77,200	6,443,884
Federal Realty Investment Trust	22,000	1,927,200
FedEx Corp.	37,500	3,511,500
Freeport-McMoRan Copper & Gold,
Inc., Class B	37,300	1,926,172
General Electric Co.	184,200	3,617,688
Goodrich Corp.	20,900	1,824,361
Google, Inc., Class A (a)	7,900	4,179,258
H.J. Heinz Co.	50,300	2,762,476
HCA Holdings, Inc. (a)	13,800	481,482
Henry Schein, Inc. (a)	29,400	2,111,508
Huntsman Corp.	91,100	1,726,345
JPMorgan Chase & Co.	104,700	4,527,228
Johnson & Johnson	30,800	2,072,532

BLACKROCK GLOBAL GROWTH FUND, INC.	MAY 31, 2011	2

BlackRock Global Growth Fund, Inc.
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (concluded)
KeyCorp	194,100	$ 1,644,027
Laboratory Corp. of America
Holdings (a)	22,800	2,298,924
Liberty Global, Inc. (a)	64,900	2,923,745
Merck & Co., Inc.	55,200	2,028,600
MetLife, Inc.	58,300	2,571,030
NII Holdings, Inc. (a)	32,800	1,432,048
News Corp., Class A	129,200	2,369,528
Nike, Inc., Class B	25,500	2,153,475
Norfolk Southern Corp.	41,500	3,042,365
Occidental Petroleum Corp.	30,400	3,278,640
Oracle Corp.	88,400	3,025,048
PepsiCo, Inc.	65,400	4,651,248
Pfizer, Inc.	98,300	2,108,535
The Procter & Gamble Co.	59,400	3,979,800
Rowan Cos., Inc. (a)	71,200	2,823,080
Schlumberger Ltd.	34,100	2,923,052
Sprint Nextel Corp. (a)	293,100	1,714,635
St. Jude Medical, Inc.	37,400	1,895,058
Stanley Black & Decker, Inc.	27,455	2,028,375
Stillwater Mining Co. (a)	83,900	1,698,975
Terex Corp. (a)	19,700	584,105
Texas Instruments, Inc.	64,100	2,262,730
Verizon Communications, Inc.	54,100	1,997,913
		152,761,623
Total Common Stocks – 98.3%		386,199,580
Total Long-Term Investments
(Cost – $344,107,195) – 98.3%		386,199,580
Short-Term Securities
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.10% (c)(d)	3,567,801	3,567,801
	Beneficial
	Interest (000)
BlackRock Liquidity Series, LLC
Money Market Series, 0.40%
(c)(d)(e)	529	528,751
Total Short-Term Securities
(Cost – $4,096,552) – 1.0%		4,096,552
Total Investments
(Cost – $348,203,747*) – 99.3%		390,296,132
Other Assets Less Liabilities – 0.7%		2,628,889
Net Assets – 100.0%	$ 392,925,021

* The cost and unrealized appreciation (depreciation) of investments as of
May 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 348,516,572
Gross unrealized appreciation	$ 50,459,348
Gross unrealized depreciation	(8,680,142)
Net unrealized appreciation	$ 41,779,206

(a) Non-income producing security.
(b) Security, or a portion of security, is on loan.
(c) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares/		Shares/
	Beneficial		Beneficial
	Interest		Interest
	Held at		Held at
	August 31,	Net	May 31,
Affiliate	2010	Activity	2011	Income
BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	8,894,055	(5,326,254)	3,567,801	$11,316
BlackRock
Liquidity
Series, LLC
Money
Market
Series	$4,094,700	$(3,565,949)	$528,751	$515

(d) Represents the current yield as of report date.
(e) Security was purchased with the cash collateral from loaned securities.

3 BLACKROCK GLOBAL GROWTH FUND, INC.	MAY 31, 2011

 BlackRock Global Growth Fund, Inc.
Schedule of Investments (continued)

• Foreign currency exchange contracts as of May 31, 2011 were as follows:
_______________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

						Unrealized Appreciation
Currency Purchased			Currency Sold	Counterparty	Settlement Date	(Depreciation)
SGD	65,000	USD	52,587	Citibank, NA	7/01/11	$ 115
USD	593,000	CAD	611,990	Deutsche Bank AG	7/01/11	(76)
IDR	486,626,508	USD	56,935	State Street Bank & Trust Co.	7/01/11	77
HKD	765,000	USD	98,358	Deutsche Bank AG	7/02/11	4
SGD	6,252	USD	5,069	State Street Bank & Trust Co.	7/03/11	—
NOK	329,000	USD	61,004	Citibank, NA	7/06/11	96
AUD	6,042,000	USD	6,337,088	Citibank, NA	7/07/11	85,590
CAD	1,635,300	USD	1,703,497	Citibank, NA	7/07/11	(17,095)
CAD	593,000	USD	611,463	Deutsche Bank AG	7/07/11	67
				Morgan Stanley Capital
CAD	1,997,600	USD	2,066,038	Services, Inc.	7/07/11	(6,015)
CHF	1,140,000	USD	1,311,073	Royal Bank of Scotland Plc	7/07/11	25,798
GBP	4,355,000	USD	7,130,533	Citibank, NA	7/07/11	30,387
JPY	134,660,000	USD	1,642,880	Citibank, NA	7/07/11	9,375
USD	2,332,460	AUD	2,190,000	Deutsche Bank AG	7/07/11	4,478
USD	1,176,373	CHF	1,036,000	Citibank, NA	7/07/11	(38,538)
USD	274,789	EUR	191,000	Citibank, NA	7/07/11	140
USD	12,703,915	EUR	8,750,000	Deutsche Bank AG	7/07/11	121,839
USD	973,064	GBP	603,000	Citibank, NA	7/07/11	(18,448)
USD	7,836,967	JPY	662,766,000	Citibank, NA	7/07/11	(295,054)
Total						$ (97,260)

4 BLACKROCK GLOBAL GROWTH FUND, INC.	MAY 31, 2011

BlackRock Global Growth Fund, Inc.
Schedule of Investments (concluded)

• For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes, as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2011 in determining the fair valuation of the Fund's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Australia	$ 991,755	4,428,015	—	$ 5,419,770
Austria		1,220,260	—	1,220,260
Belgium		3,156,315	—	3,156,315
Brazil	5,999,360	—	—	5,999,360
Canada	13,804,675	—	—	13,804,675
China	259,584	3,401,844	—	3,661,428
Denmark	1,005,685	1,877,876	—	2,883,561
France		13,568,660	—	13,568,660
Germany	2,778,999	31,841,768	—	34,620,767
Hong Kong		12,049,512	—	12,049,512
India		2,667,680	—	2,667,680
Indonesia		1,050,139	—	1,050,139
Italy		2,163,787	—	2,163,787
Japan		32,385,101	—	32,385,101
Malaysia		1,649,828	—	1,649,828
Mexico	2,791,691	—	—	2,791,691
Netherlands	1,046,985	12,883,635	—	13,930,620
Norway		4,243,703	—	4,243,703
Russia	3,004,723	—	—	3,004,723
Singapore		1,139,105	—	1,139,105
South Africa		1,553,313	—	1,553,313
South Korea	1,661,664	17,262,463	—	18,924,127
Spain		3,324,291	—	3,324,291
Switzerland	2,315,067	11,275,421	—	13,590,488
Taiwan		3,706,123	—	3,706,123
Thailand		4,566,039	—	4,566,039
United Kingdom	3,529,088	22,833,803	—	26,362,891
United States	152,761,623	—	—	152,761,623
Short-Term
Securities	3,567,801	528,751	—	4,096,552
Total	$195,518,700	194,777,432	—	$ 390,296,132

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments¹
Assets:
Foreign currency
exchange
contracts	—	$280,409	—	$280,409
Liabilities:
Foreign currency
exchange
contracts	—	(377,669)	—	(377,669)
Total	—	$ (97,260)	—	$ (97,260)
¹ Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK GLOBAL GROWTH FUND, INC.	MAY 31, 2011	5

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Growth Fund, Inc.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Growth Fund, Inc.

Date: July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Growth Fund, Inc.

Date: July 26, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Growth Fund, Inc.

Date: July 26, 2011